SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2014
SHARE CAPITAL
Schedule of share capital

        The share capital as of each balance sheet date is as follows (EUR in millions):

	December 31, 2013			December 31, 2014
	Shares	EUR	RUR	Shares	EUR	RUR
Authorized:	4,204,230,282			2,143,740,824
Priority share	1			1
Preference shares	2,000,000,001			1,000,000,001
Class A ordinary shares	2,000,000,000			1,000,000,000
Class B ordinary shares	102,115,140			71,870,411
Class C ordinary shares	102,115,140			71,870,411
Issued and fully paid:	353,032,573	€11.9	335	338,940,817	€9.7	230
Priority share	1	—	—	1	—	—
Preference shares	—	—	—	—	—	—
Class A ordinary shares	256,998,306	2.5	106	267,970,405	2.7	112
Class B ordinary shares	72,923,447	7.3	138	62,051,348	6.2	71
Class C ordinary shares	23,110,819	2.1	91	8,919,063	0.8	47